DEFERRED REVENUE (Details Narrative) - USD ($)	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 332,823	$ 665,143	$ 687,766